Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2021 PHP (₱)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	₱ 23
Consolidated tax benefits, MCIT	23
Consolidated unrecognized deferred income tax assets, MCIT	(22)
Consolidated recognized deferred income tax assets, MCIT	1
NOLCO	370
Consolidated tax benefits, NOLCO	92
Consolidated unrecognized deferred income tax assets, NOLCO	(82)
Consolidated recognized deferred income tax assets, NOLCO	10
Foreign Affiliates [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
NOLCO	₱ 5
December 31, 2019 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2022
MCIT	₱ 7
NOLCO	₱ 1
December 31, 2020 expiring 2023 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2023
MCIT	₱ 14
December 31, 2020 expiring 2025 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2025
NOLCO	₱ 183
December 31, 2021 expiring 2024 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2024
MCIT	₱ 2
December 31, 2021 expiring 2026 [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expiry Date	Dec. 31, 2026
NOLCO	₱ 181
December Thirty One Two Thousand And Twenty One Net
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
MCIT	23
NOLCO	₱ 365